OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

RCO 2017-INV1 Depositor LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018.

Date of Report (Date of filing): February 14, 2019

Commission File Number of securitizer: 025-03560

Central Index Key Number of securitizer: 0001719083

Ron McMahan, Chief Executive Officer, (562) 735-6555

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]1

_____	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1 The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on August 14, 2018.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on August 14, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RCO 2017-INV1 DEPOSITOR LLC

Date: February 14, 2019	By: /s/ Ron McMahan
Name: Ron McMahan
Title: Chief Executive Officer
(senior officer in charge of securitization of the securitizer)